Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and equipment [Line Items]
Premises and Equipment, Gross	$ 45,410,887	$ 45,497,179
Accumulated Depreciation	(20,494,781)	(19,746,944)
Premises and Equipment	24,916,106	25,750,235
Depreciation	1,676,820	1,790,041	2,140,735
Rental expense	447,000	376,000	377,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	131,978
2014	52,138
2015	42,000
2016 and After	84,000
Total future minimum payments	310,116
Land [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	7,780,167	7,780,167
Building [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	23,758,761	23,662,849
Furniture and Equipment [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	12,923,699	12,982,160
Leasehold Improvements [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	948,260	994,637
Construction in Progress [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	$ 0	$ 77,366